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[logo] PIONEER Investments(R)




March 18, 2011


VIA ELECTRONIC TRANSMISSION
----------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:  Pioneer Global Aggregate Bond Fund (the "Fund")
     (File Nos. 333-62166; 811-10395)
     CIK No. 0001140157

Ladies and Gentlemen:

On behalf of the Fund, a series of Pioneer Series Trust VII, a Delaware statutory trust, and pursuant to Rule 497 (c) under the Securities Act of 1933, as amended (the "1933 Act"), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the form of prospectus for the Fund that was filed under Rule 497(c) on March 10, 2011 (SEC Accession No. 0001140157-11-000007).

If you have any questions relating to the filing, please contact me at (617) 422-4519.

Very truly yours,


/s/ Kathleen H. Alexander
-------------------------
    Kathleen H. Alexander
    Legal Product Manager

cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.

Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820

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